UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


/s/ Neal J. Wilson               Arlington, VA                8/08/2006
----------------------      ----------------------       ----------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     80

Form 13F Information Table Value Total:     $132,345(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE



                                                     FORM 13F INFORMATION TABLE
                                                               VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------    ---------------- --------- --------    -------    --- ---- ------- -------- ------- ------ ------
SEAGATE TECHNOLOGY                 SHS              G7945J104      566     25,000    SH        SOLE             25,000     0      0
AMERICAN INTL GROUP INC            COM              026874107   11,810    200,000    SH        SOLE            200,000     0      0
BANK OF AMERICA CORPORATION        COM              060505104    9,692    201,500    SH        SOLE            201,500     0      0
CHESAPEAKE ENERGY CORP.            COM              165167107      605     20,000    SH        SOLE             20,000     0      0
CITIGROUP INC.                     COM              172967101    3,860     80,000    SH        SOLE             80,000     0      0
COMERICA INC                       COM              200340107    5,199    100,000    SH        SOLE            100,000     0      0
CORNING INC                        COM              219350105    1,284     53,100    SH        SOLE             53,100     0      0
CYPRESS SEMICONDUCTOR CORP         COM              232806109    1,773    122,000    SH        SOLE            122,000     0      0
E TRADE FINANCIAL CORP             COM              269246104    1,757     77,000    SH        SOLE             77,000     0      0
MASSEY ENERGY CO                   COM              576206106    1,080     30,000    SH        SOLE             30,000     0      0
MOTOROLA INC.                      COM              620076109    2,528    125,500    SH        SOLE            125,500     0      0
PETROHAWK ENERGY CORP              COM              716495106    2,848    226,099    SH        SOLE            226,099     0      0
SCHWAB CHARLES CORP (NEW)          COM              808513105    3,856    241,330    SH        SOLE            241,330     0      0
AAMES INVT CORP MD                 COM              00253G108   10,625  2,129,300    SH        SOLE          2,129,300     0      0
CISCO SYS INC                      COM              17275R102    1,953    100,000    SH        SOLE            100,000     0      0
ECC CAPITAL CORP                   COM              26826M108    3,856  3,160,700    SH        SOLE          3,160,700     0      0
ENSCO INTL INC                     COM              26874Q100    1,891     41,100    SH        SOLE             41,100     0      0
JP MORGAN CHASE & CO               COM              46625H100    7,144    170,100    SH        SOLE            170,100     0      0
MORTGAGEIT HLDGS INC               COM              61915Q108    5,342    443,000    SH        SOLE            443,000     0      0
RINKER GROUP LTD                   SPONSORED ADR    76687M101    2,279     37,600    SH        SOLE             37,600     0      0
SANDISK CORP                       COM              80004C101      254      5,000    SH        SOLE              5,000     0      0
WALTER INDS INC                    COM              93317Q105    8,772    151,304    SH        SOLE            151,304     0      0
WALTER INDS INC                    CALL             93317Q905        4        100    SH  CALL  SOLE                100     0      0
AAMES INVESTMENT CORP              COM              00253G108   10,625  2,129,300    SH        SOLE          2,129,300     0      0
ADOLOR CORPORATION                 COM              00724X102       43      1,752    SH        SOLE              1,752     0      0
AETNA INC                          COM              00817Y108       79      2,000    SH        SOLE              2,000     0      0
ALEXION PHARMACEUTICALS INC        COM               15351109       50      1,400    SH        SOLE              1,400     0      0
ALKERMES INC                       COM              01642T108       37      2,000    SH        SOLE              2,000     0      0
AMERICAN FINANCIAL REALTY TRUST    COM              02607P305    1,452    150,004    SH        SOLE            150,004     0      0
AMERICREDIT CORP                   COM              03060R101    4,504    161,350    SH        SOLE            161,350     0      0
AMERITRADE HOLDING CORP            COM              87236Y108       74      5,000    SH        SOLE              5,000     0      0
AMYLIN PHARMACEUTICALS INC         COM               32346108       89      2,000    SH        SOLE              2,000     0      0
ARCHER-DANIELS-MIDLAND CORP        COM               39483102       41      1,000    SH        SOLE              1,000     0      0
ASPREVA PHARMACEUTICALS CORP       COM              04538T109      705     26,000    SH        SOLE             26,000     0      0
AXCELIS TECHNOLOGIES INC           COM               54540109      324     25,000    SH        SOLE             25,000     0      0
BIOMARIN PHARMACEUTICAL INC        COM              09061G101       57      4,000    SH        SOLE              4,000     0      0
CARDIOME PHARMA CORPORATION        COM               4159U202       35      4,000    SH        SOLE              4,000     0      0
CELGENE CORP                       COM              151020104      189      4,000    SH        SOLE              4,000     0      0
CENTURY ALUMINUM COMPANY           COM              156431108      356     10,000    SH        SOLE             10,000     0      0
CEPHALON INC                       COM              156708109      120      2,000    SH        SOLE              2,000     0      0
CUBIST PHARMACEUTICALS INC         COM              229678107       57      2,300    SH        SOLE              2,300     0      0
FREEPORT-MCMORAN COPPER-B          COM              35671D857    2,077     37,500    SH        SOLE             37,500     0      0
GENENTECH INC                      COM              368710406       81      1,000    SH        SOLE              1,000     0      0
GENERAL MOTORS CORP                PUT              370442955        6         50    SH   PUT  SOLE                 50     0      0
GENENTECH INC                      CALL             368710906       37         50    SH  CALL  SOLE                 50     0      0
GILEAD SCIENCES INC                COM              375558103      118      2,000    SH        SOLE              2,000     0      0
HEALTHEXTRAS INC                   COM              422211102       60      2,000    SH        SOLE              2,000     0      0
HORNBECK OFFSHORE SERVICES         COM              440543106      177      5,000    SH        SOLE              5,000     0      0
INDYMAC BANCORP INC                COM              456607100    1,146     25,000    SH        SOLE             25,000     0      0
INTUITIVE SURGICAL INC             COM              46120E602      230      2,000    SH        SOLE              2,000     0      0
ISHARES MSCI EMERGING MKT IN       COM              464287234      281      3,000    SH        SOLE              3,000     0      0
ISHARES TR MSCI EMERG MKT          PUT              464287954        4         30    SH   PUT  SOLE                 30     0      0
ISHARES RUSSELL 2000               COM              464287655      358      5,000    SH        SOLE              5,000     0      0
ISHARES TR RUSSELL 2000            PUT              464287955       20      5,000    SH   PUT  SOLE              5,000     0      0
ISHARES TR RUSSELL 2000            PUT              464287955        2         50    SH   PUT  SOLE                 50     0      0
ISHARES TR NASDQ BIO INDX          CALL             464287906       66        200    SH  CALL  SOLE                200     0      0
LEHMAN BROTHERS HOLDINGS INC       COM              524908100      651     10,000    SH        SOLE             10,000     0      0
MEMC ELECTRONIC MATERIALS          COM              552715104      187      5,000    SH        SOLE              5,000     0      0
MONSANTO CO                        COM              61166W101       84      1,000    SH        SOLE              1,000     0      0
MUELLER WATER PRODUCTS INC-A       COM              624758108    2,689    154,500    SH        SOLE            154,500     0      0
MYOGEN INC                         COM              62856E104      174      6,000    SH        SOLE              6,000     0      0
NATIONAL-OILWELL INC               COM              637071101      633     10,000    SH        SOLE             10,000     0      0
NEWFIELD EXPLORATION CO            COM              651290108    2,632     53,800    SH        SOLE             53,800     0      0
ONYX PHARMACEUTICALS INC           COM              683399109      151      9,000    SH        SOLE              9,000     0      0
ONYX PHARMACEUTICALS INC           CALL             683399909       39        100    SH  CALL  SOLE                100     0      0
PALOMAR MEDICAL TECHNOLOGIES       COM              697529303       45      1,000    SH        SOLE              1,000     0      0
PDL BIOPHARNA INC                  COM              69329Y104       18      1,000    SH        SOLE              1,000     0      0
PEABODY ENERGY CORP                COM              704549104      557     10,000    SH        SOLE             10,000     0      0
PHELPS DODGE CORP.                 COM              717265102      410      5,000    SH        SOLE              5,000     0      0
QUALCOMM INC                       COM              747525103      400     10,000    SH        SOLE             10,000     0      0
SANOFI-AVENTIS-ADR                 SPONSORED ADR    80105N105       97      2,000    SH        SOLE              2,000     0      0
SONUS NETWORKS INC                 COM              835916107    1,245    251,600    SH        SOLE            251,600     0      0
SPIDER TR                          PUT              78462F953       46        750    SH   PUT  SOLE                750     0      0
STAMPS.COM INC                     COM              852857200      250      9,000    SH        SOLE              9,000     0      0
SUNCOR ENERGY INC.                 COM              867229106      405      5,000    SH        SOLE              5,000     0      0
SYNGENTA AG-ADR                    SPONSORED ADR    87160A100      106      4,000    SH        SOLE              4,000     0      0
UNITED STATES STEEL CORP           COM              912909108   12,937    184,500    SH        SOLE            184,500     0      0
VALERO ENERGY CORP                 COM              91913Y100      665     10,000    SH        SOLE             10,000     0      0
VERTEX PHARMACEUTICALS INC         COM              92532F100      110      3,000    SH        SOLE              3,000     0      0
WACHOVIA CORP                      COM              929903102    5,948    110,000    SH        SOLE            110,000     0      0
NEUROCHEM INC                      PUT              64125K951       20         50    SH   PUT  SOLE                 50     0      0
